EMPLOYEE BENEFITS (Details 10) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$) shares
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ (11,114)
Effect on present value of obligations | shares	(94,507)
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 21
Effect on present value of obligations | shares	805
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 1,636
Effect on present value of obligations | shares	13,894
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Effect on current service cost and on interest on actuarial obligations | R$	R$ 8,129
Effect on present value of obligations | shares	67,802
Sensitivity level, year	+1 ano
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ 11,842
Effect on present value of obligations | shares	100,779
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (20)
Effect on present value of obligations | shares	(773)
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (1,636)
Effect on present value of obligations | shares	(13,894)
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Effect on current service cost and on interest on actuarial obligations | R$	R$ (8,030)
Effect on present value of obligations | shares	(66,944)
Sensitivity level, year	- 1 ano